Note 13 - Net Income (Loss) Per Share (Details) - Net Income (Loss) per Share In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Net Income (Loss) per Share [Abstract]
Net income		166,080	99,984	124,737
Less: Net (loss) income attributable to the noncontrolling interests	696	4,320	4,341	(5,773)
Net income attributable to the Company’s shareholders	$ 26,071	161,760	95,643	130,510
Weighted average number of ordinary shares outstanding (in Shares)	1,005,842,212	1,005,842,212	998,861,526	1,002,308,275
Share options (in Shares)	6,749,175	6,749,175	1,708,492	2,993,694
Total (in Shares)	1,012,591,387	1,012,591,387	1,000,570,018	1,005,301,969
Diluted net income per ordinary share (in Yuan Renminbi per share)	$ 0.03	0.16	0.10	0.13
Diluted net income per ADS (in Yuan Renminbi per share)		3.19	1.91	2.60
Basic net income per ordinary share (in Yuan Renminbi per share)	$ 0.03	0.16	0.10	0.13
Basic net income per ADS (in Yuan Renminbi per share)		3.22	1.92	2.60